ACCRUED EXPENSES AND OTHER PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
ACCRUED EXPENSES AND OTHER PAYABLE

NOTE 10: ACCRUED EXPENSES AND OTHER PAYABLE

Accrued expenses and other payable consisted of the following:
	June 30, 2023	December 31, 2022
Advances from customers	$102,151	$48,646
Salary payable	126,626	142,737
Tax payable	6,357	18,527
Other payable	2,333,953	2,593,169
Total	$2,569,087	$2,803,079

Other payable was primarily comprised of loans from non-bank institutions, unrelated individuals, and interest accumulated. $1,378,607 of borrowing was renewed by Funan Small Business financing service center at interest rate of 5.9% as of June 30, 2023. The due date is December 23, 2023. $689,303 of loan from an unrelated individual was interest free and paid in full on August 29, 2023.

NOTE 9: ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

December 31,	2022	2021
Advances from customers	$48,646	$146,105
Salary payable	142,737	147,685
Tax payable	18,527	-
Other payable	2,593,169	2,136,181
Total	$2,803,079	$2,429,971

Other payable consisted of the following:

December 31,	2022	interest rate	due date	2021	interest rate	due date
Funan Agricultural Investment Co. Ltd	289,943	6.00%	6/26/23	314,668	6%	12/15/22
Funan Small Business financing service center	1,449,717	5.90%	12/23/23	786,671	5.22%	11/29/22
Individual	724,858	-	8/29/23	786,671	-	-
Interest accumulated and other	128,650	-	-	248,172	-	-
Total	2,593,168	-	-	2,136,182

Other payable was primarily comprised of loans from non-bank institutions and unrelated individuals, related interest accumulated. The loan from unrelated individual was interest free and paid in full on August 29, 2023.